Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) t	Dec. 31, 2019 USD ($) t
Disclosure of Commitments and Contingencies [Line Items]
Capital commitment relating to the construction of factory building improvement and acquisition of machinery	$ 2.5	$ 5.8
Corporate guarantee	17.0	38.5
Commitments in respect of management consulting services with related parties	0.1	0.3
Bottom of range [Member]
Disclosure of Commitments and Contingencies [Line Items]
Commitments to purchase raw materials	$ 194.0	$ 200.0
Commitments to purchase raw materials, metric tons | t	28,736	20,996
Top of range [Member]
Disclosure of Commitments and Contingencies [Line Items]
Commitments to purchase raw materials	$ 251.0	$ 290.0
Commitments to purchase raw materials, metric tons | t	35,946	30,580
Contingent liability for guarantees | Top of range [Member]
Disclosure of Commitments and Contingencies [Line Items]
Corporate guarantee	$ 25.1	$ 24.7